Contigencies	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Contigencies [Abstract]
CONTIGENCIES

NOTE 12 – CONTIGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Pending Legal Proceeding with Boustead Securities, LLC (“Boustead”)

On May 14, 2020, Boustead filed a lawsuit against the Company and LGC for breaching the underwriting agreement Boustead had with each of the Company and LGC, in which Boustead was separately engaged as the exclusive financial advisor to provide financial advisory services to the Company and LGC.

Boustead’s Complaint alleges four causes of action against the Company, including breach of contract; breach of the implied covenant of good faith and fair dealing; tortious interference with business relationships and quantum meruit.

On October 6, 2020, ATIF filed a motion to dismiss Boustead’s Complaint pursuant to Federal Rule of Civil Procedure 12(b)(6) and 12(b)(5). On October 9, 2020, the United States District Court for the Southern District of New York directed Boustead to respond to the motion or amend its Complaint by November 10, 2020. Boustead opted to amend its complaint and filed the amended complaint on November 10, 2020. Boustead’s amended complaint asserts the same four causes of action against ATIF and LGC as its original complaint. The Company filed another motion to dismiss Boustead’s amended complaint on December 8, 2020.

On August 25, 2021, the United States District Court for the Southern District of New York granted ATIF’s motion to dismiss Boustead’s first amended complaint. In its order and opinion, the United States District Court for the Southern District of New York allowed Boustead to move for leave to amend its causes of action against ATIF as to breach of contract and tortious interference with business relationships, but not breach of the implied covenant of good faith and fair dealing and quantum meruit. On November 4, 2021, Boustead filed a motion seeking leave to file a second amended complaint to amend its cause of action for Breach of Contract. The Court granted Boustead’s motion for leave and Boustead filed the second amended complaint on December 28, 2021 alleging only breach of contract and dropping all other causes of action alleged in the original complaint. On January 18, 2022, the Company filed a motion to dismiss Boustead’s second amended complaint. Boustead filed its opposition on February 1, 2022 and the Company replied on February 8, 2022.

On July 6, 2022, the Court denied our motion to dismiss the second amended complaint. Thereafter, on August 3, 2022, the Company filed a motion to compel arbitration of Boustead’s claims in California. Briefing on the Company’s motion to compel concluded on August 23, 2022. Since the agreement between ATIF and Boustead contains a valid arbitration clause that applies to Boustead’s breach of contract claim, and the parties have not engaged in discovery, on February 14, 2023, the Court ordered that ATIF’s motion to compel arbitration is granted and this case is stayed pending arbitration.

On March 10, 2023, Boustead, filed Demand for Arbitration against ATIF (the Respondent) before JAMS in California and the assigned JAMS case Ref. No. is 5220002783. On May 25, 2023, ATIF filed its answer to deny Boustead’s Demand for Arbitration, which was unsuccessful and the arbitration process was initiated. The arbitrator ordered a motion to be filed by Boustead for a determination of contact interpretation, prior to extensive discovery into issues such as the alleged merits and damages, and to determine whether the contract interpretation should allow the matter to further proceed. Boustead had filed the Motion for Contract Interpretation Determination. ATIF filed its opposition to that Motion on October 16, 2023. The hearing on the motion was held on November 8, 2023, during which the arbitrator extended the hearing to February 29, 2024. The arbitrator also established December 15, 2023, as the deadline for Boustead to submit its reply regarding the contract interpretation issues raised by the Company. Simultaneously, the Company was granted until February 12, 2024, to present its response brief.

On September 24, 2024, the Company and Boustead entered into a settlement agreement, pursuant to which the Company shall pay a total amount of $1,000,000 to Boustead. The payment is made in three instalments, the first instalment of $250,000 is payable upon execution of the settlement agreement, the second instalment of $500,000 is payable before March 1, 2025, and the final instalment of $250,000 is payable before December 31, 2025.

Pending Legal Proceeding with J.P Morgan Securities LLC (“JPMS”)

On December 22, 2023, J.P Morgan Securities LLC (“JPMS”) filed a lawsuit in the Superior Court of California, County of Orange, bearing Case Number 30-2023-01369978-CU-FR-CJC against ATIF Holdings Limited (“Holdings”), ATIF Inc., ATIF-1 GP, LLC (ATIF-1 GP”), and two officers of Holdings and ATIF Inc., Jun Liu and Zhiliang “Ian” Zhou, alleging and asserting that it is entitled to recover $5,064,160 in damages plus interest and attorneys’ fees relating to a stock transaction by ATIF-1 GP.

The parties have agreed to attempt to mediate the dispute before proceeding to litigation.  A mediation was held on May 6, 2024, but the parties could not come to a resolution. The Defendants’ time to respond to the lawsuit was May 20, 2024. On May 15, 2024, the Defendants filed a Petition with the Superior Court of California seeking to compel arbitration under the operative agreements and stay the underlying State Court action. On or about August 16, 2024, the parties agreed that JPMS and ATIF-1 GP, LLC would submit any disputes between the two of them only, to FINRA arbitration, and stay the California state court case pending such arbitration. At this time, the management is still in the process of evaluating the claims and defenses.

On January 22, 2025, Jun Liu resigned from his position as the Chief Executive Officer, director and Chairman of the board of directors of the “Company, effective immediately.

NOTE 14 – CONTIGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Legal Proceeding with Boustead Securities, LLC (“Boustead”)

On May 14, 2020, Boustead filed a lawsuit against the Company and LGC for breaching the underwriting agreement Boustead had with each of the Company and LGC, in which Boustead was separately engaged as the exclusive financial advisor to provide financial advisory services to the Company and LGC.

In April 2020, the Company acquired 51.2% equity interest in LGC after LGC terminated its efforts to launch an IPO on its own. Boustead alleged that the acquisition transaction between the Company and LGC was entered into during the tail period of the exclusive agreement between Boustead and the Company, and therefore deprived Boustead of compensation that Boustead would otherwise have been entitled to receive under its exclusive agreement with the Company and LGC. Therefore, Boustead is attempting to recover from the Company an amount equal to a percentage of the value of the transaction it conducted with LGC.

Boustead’s Complaint alleges four causes of action against the Company, including breach of contract; breach of the implied covenant of good faith and fair dealing; tortious interference with business relationships and quantum meruit.

On October 6, 2020, ATIF filed a motion to dismiss Boustead’s Complaint pursuant to Federal Rule of Civil Procedure 12(b)(6) and 12(b)(5).  On October 9, 2020, the United States District Court for the Southern District of New York directed Boustead to respond to the motion or amend its Complaint by November 10, 2020.  Boustead opted to amend its complaint and filed the amended complaint on November 10, 2020.  Boustead’s amended complaint asserts the same four causes of action against ATIF and LGC as its original complaint. The Company filed another motion to dismiss Boustead’s amended complaint on December 8, 2020.

On August 25, 2021, the United States District Court for the Southern District of New York granted ATIF’s motion to dismiss Boustead’s first amended complaint. In its order and opinion, the United States District Court for the Southern District of New York allowed Boustead to move for leave to amend its causes of action against ATIF as to breach of contract and tortious interference with business relationships, but not breach of the implied covenant of good faith and fair dealing and quantum meruit. On November 4, 2021, Boustead filed a motion seeking leave to file a second amended complaint to amend its cause of action for Breach of Contract. The Court granted Boustead’s motion for leave and Boustead filed the second amended complaint on December 28, 2021 alleging only breach of contract and dropping all other causes of action alleged in the original complaint. On January 18, 2022, the Company filed a motion to dismiss Boustead’s second amended complaint. Boustead filed its opposition on February 1, 2022 and the Company replied on February 8, 2022.

On July 6, 2022, the Court denied our motion to dismiss the second amended complaint. Thereafter, on August 3, 2022, the Company filed a motion to compel arbitration of Boustead’s claims in California. Briefing on the Company’s motion to compel concluded on August 23, 2022. Since the agreement between ATIF and Boustead contains a valid arbitration clause that applies to Boustead’s breach of contract claim, and the parties have not engaged in discovery, on February 14, 2023, the Court ordered that ATIF’s motion to compel arbitration is granted and this case is stayed pending arbitration.

On March 10, 2023, Boustead, filed Demand for Arbitration against ATIF (the Respondent) before JAMS in California and the assigned JAMS case Ref. No. is 5220002783. On May 25, 2023, ATIF filed its answer to deny Boustead’s Demand for Arbitration, which was unsuccessful and the arbitration process was initiated. The arbitrator ordered a motion to be filed by Boustead for a determination of contact interpretation, prior to extensive discovery into issues such as the alleged merits and damages, and to determine whether the contract interpretation should allow the matter to further proceed. Boustead had filed the Motion for Contract Interpretation Determination. ATIF filed its opposition to that Motion on October 16, 2023. The hearing on the motion was held on November 8, 2023, during which the arbitrator extended the hearing to February 29, 2024. The arbitrator also established December 15, 2023, as the deadline for Boustead to submit its reply regarding the contract interpretation issues raised by the Company. Simultaneously, the Company was granted until February 12, 2024, to present its response brief.

On September 24, 2024, the Company and Boustead entered into a settlement agreement, pursuant to which the Company shall pay a total amount of $1,000,000 to Boustead. The payment is made in three instalments, the first instalment of $250,000 is payable upon execution of the settlement agreement, the second instalment of $500,000 is payable before March 1, 2025, and the final instalment of $250,000 is payable before December 31, 2025.

Pending Legal Proceeding with J.P Morgan Securities LLC (“JPMS”)

On December 22, 2023, J.P Morgan Securities LLC (“JPMS”) filed a lawsuit in the Superior Court of California, County of Orange, bearing Case Number 30-2023-01369978-CU-FR-CJC against ATIF Holdings Limited (“Holdings”), ATIF Inc., ATIF-1 GP, LLC (ATIF-1 GP”), and two officers of Holdings and ATIF Inc., Jun Liu and Zhiliang “Ian” Zhou, alleging and asserting that it is entitled to recover $5,064,160 in damages plus interest and attorneys’ fees relating to a stock transaction by ATIF-1 GP.

The parties have agreed to attempt to mediate the dispute before proceeding to litigation.  A mediation was held on May 6, 2024, but the parties could not come to a resolution. The Defendants’ time to respond to the lawsuit was May 20, 2024. On May 15, 2024, the Defendants filed a Petition with the Superior Court of California seeking to compel arbitration under the operative agreements and stay the underlying State Court action. On or about August 16, 2024, the parties agreed that JPMS and ATIF-1 GP, LLC would submit any disputes between the two of them only, to FINRA arbitration, and stay the California state court case pending such arbitration. At this time, the management is still in the process of evaluating the claims and defenses.